Long-term debt - Summary of Future Minimum Lease Payments for Capital Leases (Detail) $ in Thousands	Mar. 25, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 592
2019	125
2020	92
2021	92
2022	67
Thereafter	0
Total minimum lease payments	968
Less imputed interest	66
Total	$ 902